Income Taxes - Classification of deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes [Abstract]
Deferred tax assets	$ 292	$ 353
Deferred tax liabilities(1)	(26)	(2)
Deferred tax liability (asset)	$ 266	$ 351	$ 435